Other net losses	6 Months Ended
Jun. 30, 2022
Other Income and Expenses [Abstract]
Other net losses	Other net losses
Other net losses consist of the following:

	Three months ended June 30		Six months ended June 30
	2022	2021	2022	2021
Acquisition and transition-related costs	$5,850	$882	$8,015	$2,984
Other	2,802	931	5,367	7,213
	$8,652	$1,813	$13,382	$10,197